Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
iBonds
®
Dec 2026 Term Treasury ETF
1
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes
1.63% , 02/15/26 - 11/30/26 ............ USD 175,741 $ 174,261,545
4.00% , 02/15/26
(a)
.................. 38,077 38,079,622
0.50% , 02/28/26
(a)
.................. 65,452 65,299,504
2.50% , 02/28/26 ................... 16,985 16,968,975
4.63% , 02/28/26 - 11/15/26 ............ 306,763 307,971,627
0.75% , 03/31/26
(a)
.................. 69,646 69,326,518
2.25% , 03/31/26 ................... 44,832 44,729,914
4.50% , 03/31/26 - 07/15/26 ............ 119,091 119,335,417
3.75% , 04/15/26 - 08/31/26 ............ 107,413 107,465,906
0.75% , 04/30/26 - 08/31/26 ............ 216,442 214,078,483
2.38% , 04/30/26 ................... 10,317 10,283,715
4.88% , 04/30/26
(a)
.................. 61,166 61,332,295
3.63% , 05/15/26 ................... 26,860 26,854,797
2.13% , 05/31/26 ................... 14,386 14,311,976
4.88% , 05/31/26 ................... 59,461 59,672,481
4.13% , 06/15/26 - 10/31/26 ............ 108,487 108,813,856
0.88% , 06/30/26 - 09/30/26 ............ 117,794 116,162,903
1.88% , 06/30/26 - 07/31/26 ............ 47,065 46,684,118
0.63% , 07/31/26 ................... 44,363 43,711,418
4.38% , 07/31/26 - 12/15/26 ............ 185,135 185,980,562
1.50% , 08/15/26 ................... 69,517 68,732,626
1.38% , 08/31/26 ................... 33,318 32,892,509
3.50% , 09/30/26 ................... 76,955 76,901,093
1.13% , 10/31/26 ................... 68,292 67,048,633
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
2.00% , 11/15/26 ................... USD 65,900 $ 65,087,774
1.25% , 11/30/26 ................... 69,526 68,211,132
4.25% , 11/30/26 ................... 74,369 74,760,900
Total Long-Term Investments — 97 .4%
(Cost: $ 2,279,907,800 ) ............................ 2,284,960,299
Shares
Shares
Short-Term Securities
Money Market Funds — 5.2%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.64%
(b) (c) (d)
................. 121,297,402 121,297,402
Total Short-Term Securities — 5 .2%
(Cost: $ 121,297,402 ) .............................. 121,297,402
Total Investments — 102 .6%
(Cost: $ 2,401,205,202 ) ............................ 2,406,257,701
Liabilities in Excess of Other Assets — (2.6) % ............. (62,057,100)
Net Assets — 100.0% ...............................
$ 2,344,200,601
(a)
All or a portion of this security is on loan.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(d)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
Shares
Held at
01/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 42,656,845 $ 78,640,557
(a)
$ — $ — $ — $ 121,297,402 121,297,402 $ 137,381
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2026 Term Treasury ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 2,284,960,299 $ — $ 2,284,960,299
Short-Term Securities
Money Market Funds ...................................... 121,297,402 — — 121,297,402
$ 121,297,402 $ 2,284,960,299 $ — $ 2,406,257,701
Currency Abbreviation
USD United States Dollar